Acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Acquisition [Abstract]
Disclosure Of Detailed Information About Business Combinations Explanatory
USD CAD
Preliminary Final
Final

Net assets acquired allocation Adjustments allocation
allocation

Cash and cash equivalents $ 254,800 $ 1,124 $ 255,924 $ 352,151
Other current assets 938,413 12,187 950,600 1,308,026
Property, plant and equipment 787,278 10,249 797,527 1,097,397
Intangible assets 2,852,780 (13,230) 2,839,550 3,907,221
Goodwill 568,631 9,059 577,690 794,940
Non-current assets 346,891 83 346,974 477,437
Current portion of long-term debt (167,886) (557) (168,443) (231,777)
Other current liabilities (996,735) (19,137) (1,015,872) (1,397,840)
Long-term debt (1,686,607) (2,971) (1,689,578) (2,324,860)
Other non-current liabilities (757,260) (1,241) (758,501) (1,043,697)
Total $ 2,140,305 $ (4,434) $ 2,135,871 $ 2,938,998
Cash 1,540,305 (4,434) 1,535,871 2,113,398
Term

loans [note 14]
600,000 - 600,000 825,600
Total $ 2,140,305 $ (4,434) $ 2,135,871 $ 2,938,998